SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended
	Sep. 10, 2013	Apr. 05, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 23, 2013 Subsequent Event Investor	Oct. 10, 2013 Subsequent Event	Nov. 22, 2013 Subsequent Event Common Stock	Nov. 25, 2013 Subsequent Event Common Stock Director
Subsequent Events
Options exercised	142,500					42,250
Shares issued for services		200,000					1,300,000
Private Placement shares sold								50,000
Units sold to accredited investors				1,092,000	10,835,002
Number of accredited investors					15
Proceeds from sale of units to accredited investors (in dollars)			$ 426,346		$ 3,250,500
Units sold to accredited investors, number of common shares					10,835,002
Units sold to accredited investors, number of warrants					10,835,002
Units sold to accredited investors, number of warrants for common stock issued to the placement agent in connection with their services					866,804
Term of warrants issued to accredited investor				3 years	5 years
Exercise price of units (in dollars per share)				$ 0.50	$ 0.40